Expense Example, No Redemption - American Funds U.S. Small & Mid Cap Equity Fund	Oct. 30, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 164
Expense Example, No Redemption, 3 Years	521
Expense Example, No Redemption, 5 Years	902
Expense Example, No Redemption, 10 Years	1,785
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	$ 1,590